Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
SEC rules require certain adjustments to the summary compensation totals that appear in this proxy statement under the caption “Executive Compensation Discussion and Analysis - Summary Compensation Table” in order to determine “compensation actually paid” as those rules define that term. The following table summarizes the compensation actually paid to our president and chief executive officer, who is our principal executive officer (“PEO”), and the average compensation actually paid to our other named executive officers (“Non-PEO NEOs”) for fiscal years 2020 through 2024:
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Class A Common Stock Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Combined Ratio (%)
2024	1,456,810	1,464,535	995,416	1,003,072	130.65	136.71	50,862,252	98.6
2023	914,440	897,995	579,336	566,573	112.65	104.50	4,425,504	104.4
2022	1,180,431	1,256,456	751,940	805,762	109.16	102.08	(1,959,405)	103.3
2021	1,017,560	1,044,160	677,148	695,284	104.91	105.60	25,254,174	101.0
2020	1,290,278	1,281,678	847,290	840,466	98.98	90.33	52,815,252	96.0
(1)	Kevin Burke was our PEO for each of fiscal years 2020 through 2024.
(2)	We calculated the compensation actually paid to our PEO for each fiscal year as shown in the following table:
Year	2024	2023	2022	2021	2020
PEO
Summary compensation total	$ 1,456,810	$ 914,440	$ 1,180,431	$ 1,017,560	$ 1,290,278
Less: Equity award values reported in summary compensation total	(43,235)	(43,340)	(42,665)	(36,075)	(38,460)
Add: Fair value of outstanding unvested equity awards granted in covered year	40,855	40,355	51,500	34,985	23,235
Change in fair value of outstanding unvested equity awards from prior years	(18,195)	(61,000)	(28,435)	(18,975)	(78,210)
Change in fair value of equity awards that vested in covered year	28,300	47,540	95,625	46,665	84,835
Compensation actually paid	$ 1,464,535	$ 897,995	$ 1,256,456	$ 1,044,160	$ 1,281,678
(3)	The following non-PEO NEOs are included in the average figures shown:
(a)	2024: Daniel DeLamater, Jeffery Hay, Jeffrey Miller and Sanjay Pandey
(b)	2023: Jeffery Hay, Jeffrey Miller, Sanjay Pandey, Daniel Wagner
(c)	2022: Jeffery Hay, Jeffrey Miller, Sanjay Pandey, Daniel Wagner
(d)	2021: Jeffery Hay, Richard Kelley, Jeffrey Miller and Sanjay Pandey
(e)	2020: Richard Kelley, Jeffrey Miller, Sanjay Pandey and Daniel Wagner
(4)	We calculated the average compensation actually paid to our non-PEO NEOs for each fiscal year as shown in the following table:
Year	2024	2023	2022	2021	2020
Non-PEO NEOs
Summary compensation total	$ 995,416	$ 579,336	$ 751,940	$ 677,148	$ 847,290
Less: Equity award values reported in summary compensation total	(30,061)	(30,088)	(29,536)	(19,001)	(26,771)
Add: Fair value of outstanding unvested equity awards granted in covered year	29,879	27,811	36,463	18,316	14,809
Change in fair value of outstanding unvested equity awards from prior years	(10,499)	(43,250)	(16,273)	(7,156)	(58,819)
Change in fair value of equity awards that vested in covered year	18,337	32,764	63,168	25,977	63,957
Compensation actually paid	$ 1,003,072	$ 566,573	$ 805,762	$ 695,284	$ 840,466
We determined fair value of equity awards in the same manner we determine fair value for share-based payments we reflect in our financial statements.
We calculated the value of an initial fixed $100 investment at December 31, 2019 based on total shareholder return for our Class A common stock and peer group total using the same methodology that we used in preparing the performance graph that appeared in our 2024 Annual Report on Form 10-K. Our peer group consists of Cincinnati Financial Corporation, The Hanover Insurance Group, Inc., Horace Mann Educators Corporation, Kemper Corporation, Selective Insurance Group Inc. and United Fire Group, Inc.

Company Selected Measure Name	adjusted statutory combined ratio for the Donegal Insurance Group
Named Executive Officers, Footnote
(1)	Kevin Burke was our PEO for each of fiscal years 2020 through 2024.
(3)	The following non-PEO NEOs are included in the average figures shown:
(a)	2024: Daniel DeLamater, Jeffery Hay, Jeffrey Miller and Sanjay Pandey
(b)	2023: Jeffery Hay, Jeffrey Miller, Sanjay Pandey, Daniel Wagner
(c)	2022: Jeffery Hay, Jeffrey Miller, Sanjay Pandey, Daniel Wagner
(d)	2021: Jeffery Hay, Richard Kelley, Jeffrey Miller and Sanjay Pandey
(e)	2020: Richard Kelley, Jeffrey Miller, Sanjay Pandey and Daniel Wagner

Peer Group Issuers, Footnote
We calculated the value of an initial fixed $100 investment at December 31, 2019 based on total shareholder return for our Class A common stock and peer group total using the same methodology that we used in preparing the performance graph that appeared in our 2024 Annual Report on Form 10-K. Our peer group consists of Cincinnati Financial Corporation, The Hanover Insurance Group, Inc., Horace Mann Educators Corporation, Kemper Corporation, Selective Insurance Group Inc. and United Fire Group, Inc.

PEO Total Compensation Amount	$ 1,456,810	$ 914,440	$ 1,180,431	$ 1,017,560	$ 1,290,278
PEO Actually Paid Compensation Amount	$ 1,464,535	897,995	1,256,456	1,044,160	1,281,678
Adjustment To PEO Compensation, Footnote
(2)	We calculated the compensation actually paid to our PEO for each fiscal year as shown in the following table:
Year	2024	2023	2022	2021	2020
PEO
Summary compensation total	$ 1,456,810	$ 914,440	$ 1,180,431	$ 1,017,560	$ 1,290,278
Less: Equity award values reported in summary compensation total	(43,235)	(43,340)	(42,665)	(36,075)	(38,460)
Add: Fair value of outstanding unvested equity awards granted in covered year	40,855	40,355	51,500	34,985	23,235
Change in fair value of outstanding unvested equity awards from prior years	(18,195)	(61,000)	(28,435)	(18,975)	(78,210)
Change in fair value of equity awards that vested in covered year	28,300	47,540	95,625	46,665	84,835
Compensation actually paid	$ 1,464,535	$ 897,995	$ 1,256,456	$ 1,044,160	$ 1,281,678

Non-PEO NEO Average Total Compensation Amount	$ 995,416	579,336	751,940	677,148	847,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,003,072	566,573	805,762	695,284	840,466
Adjustment to Non-PEO NEO Compensation Footnote
(4)	We calculated the average compensation actually paid to our non-PEO NEOs for each fiscal year as shown in the following table:
Year	2024	2023	2022	2021	2020
Non-PEO NEOs
Summary compensation total	$ 995,416	$ 579,336	$ 751,940	$ 677,148	$ 847,290
Less: Equity award values reported in summary compensation total	(30,061)	(30,088)	(29,536)	(19,001)	(26,771)
Add: Fair value of outstanding unvested equity awards granted in covered year	29,879	27,811	36,463	18,316	14,809
Change in fair value of outstanding unvested equity awards from prior years	(10,499)	(43,250)	(16,273)	(7,156)	(58,819)
Change in fair value of equity awards that vested in covered year	18,337	32,764	63,168	25,977	63,957
Compensation actually paid	$ 1,003,072	$ 566,573	$ 805,762	$ 695,284	$ 840,466

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We consider the following financial performance measures, as we define them in this proxy statement under the caption “Our Annual Cash Incentive Bonus Plan - Definition of Performance Measures,” as our most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance for 2024:
●	commercial lines direct premium growth rate for the Donegal Insurance Group;
●	adjusted statutory combined ratio for the Donegal Insurance Group; and
●	our operating return on equity.

Total Shareholder Return Amount	$ 130.65	112.65	109.16	104.91	98.98
Peer Group Total Shareholder Return Amount	136.71	104.5	102.08	105.6	90.33
Net Income (Loss)	$ 50,862,252	$ 4,425,504	$ (1,959,405)	$ 25,254,174	$ 52,815,252
Company Selected Measure Amount	0.986	1.044	1.033	1.01	0.96
PEO Name	Kevin Burke	Kevin Burke	Kevin Burke	Kevin Burke	Kevin Burke
Measure:: 1
Pay vs Performance Disclosure
Name	commercial lines direct premium growth rate for the Donegal Insurance Group;
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted statutory combined ratio for the Donegal Insurance Group
Measure:: 3
Pay vs Performance Disclosure
Name	our operating return on equity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (43,235)	$ (43,340)	$ (42,665)	$ (36,075)	$ (38,460)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,855	40,355	51,500	34,985	23,235
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,195)	(61,000)	(28,435)	(18,975)	(78,210)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,300	47,540	95,625	46,665	84,835
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,061)	(30,088)	(29,536)	(19,001)	(26,771)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,879	27,811	36,463	18,316	14,809
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,499)	(43,250)	(16,273)	(7,156)	(58,819)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,337	$ 32,764	$ 63,168	$ 25,977	$ 63,957